Consolidated Statements of Changes in Equity - CLP ($) $ in Millions	Number of shares issued [member]	Capital [Member]	Revaluation surplus [member]	Other equity interest [member]	Valuation Accounts [member]	Retained earnings [member]	Retained earnings1 [member]	Provision for mandatory dividends [member]	Total Attributable to Equity Holders of the Bank [Member]	Non controlling Interest [Member]	Total
Beginning Balance (Revised For IFRS 9 [member]) at Jan. 01, 2018		$ 1,862,826	$ 451,011	$ 839,120	$ (3,738)	$ (46,376)		$ (17,234)	$ 3,085,609	$ 214,123	$ 3,299,732
Beginning Balance at Jan. 01, 2018		1,862,826	451,011	839,120	(4,735)	80,489		(17,234)	3,211,477	217,280	3,428,757
Beginning Balance (Revised For IFRS 9 [member]) at Jan. 01, 2018	512,407,000,000
Beginning Balance at Jan. 01, 2018	512,407,000,000
Disclosure of equity [line items]
Distribution of prior year's net income						(22,979)		17,234	(5,745)		(5,745)
Provision for mandatory dividends								(51,614)	(51,614)		(51,614)
Comprehensive income (loss) for the year					19,897		$ 171,331		191,228	3,959	195,187
Ending Balance at Dec. 31, 2018		1,862,826	451,011	839,120	16,159	(69,355)	171,331	(51,614)	3,219,478	218,082	$ 3,437,560
Ending Balance at Dec. 31, 2018	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Changes due to initial application of IFRS 9 | Increase (decrease) due to changes in accounting policy required by IFRSs [member]					997	(126,865)			(125,868)	(3,157)	$ (129,025)
Distribution of prior year's net income						171,331	(171,331)
Ending Balance at Jan. 01, 2019		1,862,826	451,011	839,120	16,159	101,976		(51,614)	3,219,478	218,082	3,437,560
Ending Balance at Jan. 01, 2019	512,407,000,000
Beginning Balance at Dec. 31, 2018		1,862,826	451,011	839,120	16,159	(69,355)	171,331	(51,614)	3,219,478	218,082	$ 3,437,560
Beginning Balance at Dec. 31, 2018	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings											$ (175)
Ending Balance at Dec. 31, 2019		1,862,826	451,011	744,838	47,117	50,537	113,684	(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Dec. 31, 2019	512,407,000,000										512,406,760,091
Beginning Balance at Jan. 01, 2019		1,862,826	451,011	839,120	16,159	101,976		(51,614)	3,219,478	218,082	$ 3,437,560
Beginning Balance at Jan. 01, 2019	512,407,000,000
Disclosure of equity [line items]
Distribution of prior year's net income						(51,614)		51,614
Provision for mandatory dividends								(38,120)	(38,120)		(38,120)
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings					(175)	175
Comprehensive income (loss) for the year					31,133		113,684		144,817	27,894	172,711
Increase participation in Colombia				(94,282)					(94,282)	(151,531)	(245,813)
Ending Balance at Dec. 31, 2019		1,862,826	451,011	744,838	47,117	50,537	113,684	(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Dec. 31, 2019	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Distribution of prior year's net income						113,684	(113,684)
Ending Balance at Jan. 01, 2020		1,862,826	451,011	744,838	47,117	164,221		(38,120)	3,231,893	94,445	$ 3,326,338
Ending Balance at Jan. 01, 2020	512,407,000,000
Beginning Balance at Dec. 31, 2019		1,862,826	451,011	744,838	47,117	50,537	113,684	(38,120)	3,231,893	94,445	$ 3,326,338
Beginning Balance at Dec. 31, 2019	512,407,000,000										512,406,760,091
Disclosure of equity [line items]
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings											$ (377)
Ending Balance at Dec. 31, 2020		1,862,826	451,011	744,838	26,824	37,533	(808,784)		2,314,248	69,087	$ 2,383,335
Ending Balance at Dec. 31, 2020	512,407,000,000										512,406,760,091
Beginning Balance at Jan. 01, 2020		1,862,826	451,011	744,838	47,117	164,221		(38,120)	3,231,893	94,445	$ 3,326,338
Beginning Balance at Jan. 01, 2020	512,407,000,000
Disclosure of equity [line items]
Distribution of prior year's net income						(127,065)			(127,065)		(127,065)
Provision for mandatory dividends								$ 38,120	38,120		38,120
Transfer of gain on disposal of equity investments at fair value through other comprehensive income to retained earnings					(377)	377
Comprehensive income (loss) for the year					(19,916)		(808,784)		(828,700)	(25,358)	(854,058)
Ending Balance at Dec. 31, 2020		$ 1,862,826	$ 451,011	$ 744,838	$ 26,824	$ 37,533	$ (808,784)		$ 2,314,248	$ 69,087	$ 2,383,335
Ending Balance at Dec. 31, 2020	512,407,000,000										512,406,760,091